THE HUNTINGTON FUNDS
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                                  May 3, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


RE:  THE HUNTINGTON FUNDS (the "Trust")
            Huntington Money Market Fund
                  Investment A Shares
                  Investment B Shares
                  Interfund Shares
                  Trust Shares
            Huntington Ohio Municipal Money Market Fund
                  Investment A Shares
                  Trust Shares
            Huntington Florida Tax-Free Money Fund
                  Investment A Shares
                  Trust Shares
            Huntington U.S. Treasury Money Market Fund
                  Investment A Shares
                  Trust Shares
            Huntington Dividend Capture Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Growth Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Income Equity Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington International Equity Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
                         Huntington Macro 100 Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Mid Corp America Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington New Economy Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Real Strategies Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Rotating Markets Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Situs Small Cap Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
                         Huntington Fixed Income Securities Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Intermediate Government Income Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Michigan Tax-Free Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Mortgage Securities Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Ohio Tax-Free Fund
                  Investment A Shares
                  Investment B Shares
                  Trust Shares
            Huntington Short/Intermediate Fixed Income Securities Fund
                  Investment A Shares
                  Trust Shares
            Huntington VA Dividend Capture Fund
            Huntington VA Growth Fund
            Huntington VA Income Equity Fund
            Huntington VA International Fund
            Huntington VA Macro 100 Fund
            Huntington VA Mid Corp America Fund
            Huntington VA New Economy Fund
            Huntington VA Rotating Markets Fund
            Huntington VA Situs Small Cap Fund
            Huntington VA Mortgage Securities Fund

           1933 Act File No. 33-11905
           1940 Act File No. 811-05010


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated May 1, 2007 that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post- Effective amendment No. 52 on April 30, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-1202.

                                                 Very truly yours,



                                                 /s/ Alicia G. Powell
                                                 Alicia G. Powell
                                                 Assistant Secretary







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